Filed Pursuant to Rule 497(e)
                                            1933 Act Registration No. 33-40496

                       SUPPLEMENT DATED FEBRUARY 21, 1997
                  TO THE JOINT PROSPECTUS DATED AUGUST 1, 1996
                                       OF
                                 IAI GROWTH FUND
                 (a portfolio of IAI Investment Funds II, Inc.)
                                IAI REGIONAL FUND
                 (a portfolio of IAI Investment Funds IV, Inc.)
                            IAI CAPITAL APPRECIATION FUND
                 (a portfolio of IAI Investment Funds VI, Inc.)
                            IAI EMERGING GROWTH FUND
                 (a portfolio of IAI Investment Funds VI, Inc.)
     IAI MIDCAP GROWTH FUND (a portfolio of IAI Investment Funds VI, Inc.)
                           IAI GROWTH AND INCOME FUND
                (a portfolio of IAI Investment Funds VII, Inc.)
                                 IAI VALUE FUND
                (a portfolio of IAI Investment Funds VIII, Inc.)


     David Himebrook has responsibility for the management of IAI Emerging Growth Fund. Mr. Himebrook, an IAI Vice-President and equity portfolio manager, has been involved in the management of the Fund since November 1994. Prior to that time Mr. Himebrook had been employed as an equity portfolio manager by Lutheran Brotherhood since 1987.